Selling, general and administrative expenses	12 Months Ended
Mar. 31, 2023
Disclosure Of Selling, General And Administrative Expenses [Abstract]
Selling, general and administrative expenses [text block]

25.	Selling, general and administrative expenses

	Year ended
	March 31, 202 3	March 31, 202 2	March 31, 2021

Personnel expenses	2,045,942	1,734,944	1,512,934
Marketing and promotion expenses	256,688	120,057	72,398
Administrative and other expenses*#	3,431,004	3,088,574	2,961,424
	5,733,634	4,943,575	4,546,756
# Includes Contract associates costs
Attributable to cost of goods sold and services rendered	112,076	210,870	253,289
Attributable to selling, general and administrative expenses	25,892	113,591	49,353